UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2010

1

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

Corporate Bonds 59.23%				$526,798,012
(Cost $504,045,685)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary 6.87%				61,079,039

Auto Components 0.62%
Allison Transmission, Inc. (S)	11.000%	11/01/15	$1,915,000	1,986,813
Exide Technologies, Series B	10.500	03/15/13	1,945,000	1,891,512
Tenneco, Inc.	8.625	11/15/14	1,675,000	1,645,688

Auto Manufacturers 0.26%
Volvo Treasury AB (S)	5.950	04/01/15	2,215,000	2,273,994

Hotels, Restaurants & Leisure 1.68%
Arcos Dorados BV (S)	7.500	10/01/19	1,075,000	1,076,398
Greektown Holdings LLC (H)(S)	10.750	12/01/13	1,170,000	70,200
HRP Myrtle Beach Operations LLC (H)(S)	0.000	04/01/12	1,075,000	0
Jacobs Entertainment, Inc.	9.750	06/15/14	2,435,000	2,246,287
Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02/15/14	2,210,000	558,025
Mohegan Tribal Gaming Authority	8.000	04/01/12	420,000	371,700
Mohegan Tribal Gaming Authority	7.125	08/15/14	1,050,000	777,000
MTR Gaming Group, Inc. (S)	12.625	07/15/14	710,000	685,150
MTR Gaming Group, Inc., Series B	9.000	06/01/12	1,495,000	1,181,050
Pokagon Gaming Authority (S)	10.375	06/15/14	1,815,000	1,887,600
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	2,260,000	2,050,498
Starwood Hotels & Resorts Worldwide, Inc.	6.250	02/15/13	384,000	396,480
Turning Stone Resort Casino Enterprises (S)	9.125	09/15/14	1,890,000	1,890,000
Waterford Gaming LLC (S)	8.625	09/15/14	1,074,000	585,330
Yonkers Racing Corp. (S)	11.375	07/15/16	1,100,000	1,160,500

Household Durables 0.41%
Libbey Glass, Inc. (S)	10.000	02/15/15	350,000	362,250
Whirlpool Corp.	8.600	05/01/14	1,450,000	1,688,535
Whirlpool Corp.	8.000	05/01/12	1,415,000	1,569,246

Media 3.07%
AMC Entertainment, Inc.	8.750	06/01/19	525,000	542,062
AMC Entertainment, Inc.	8.000	03/01/14	2,100,000	2,068,500
Cablevision Systems Corp. (S)	8.625	09/15/17	550,000	566,500
CCH II LLC (S)	13.500	11/30/16	1,150,089	1,347,042
Cinemark USA, Inc.	8.625	06/15/19	725,000	754,000
Comcast Cable Holdings LLC	9.800	02/01/12	3,365,000	3,834,004
CSC Holdings, Inc.	7.875	02/15/18	1,690,000	1,761,825
DirecTV Holdings LLC	7.625	05/15/16	1,400,000	1,534,750
DirecTV Holdings LLC (S)	4.750	10/01/14	1,110,000	1,160,397
Grupo Televisa SA (S)	6.625	01/15/40	1,170,000	1,149,864
News America Holdings, Inc.	8.250	08/10/18	2,085,000	2,552,995
News America, Inc.	6.900	03/01/19	830,000	953,448
Regal Cinemas Corp.	8.625	07/15/19	465,000	485,344
Time Warner Cable, Inc.	6.750	07/01/18	1,995,000	2,231,266
Time Warner Entertainment Company LP	8.375	03/15/23	1,705,000	2,082,675
Videotron Ltee (S)	7.125	01/15/20	1,720,000	1,685,623
XM Satellite Radio, Inc. (S)	13.000	08/01/13	2,000,000	2,190,000
XM Satellite Radio, Inc. (S)	11.250	06/15/13	415,000	441,975

Multiline Retail 0.19%
Macy's Retail Holdings, Inc.	8.875	07/15/15	1,540,000	1,690,150

2

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary (continued)

Personal Products 0.14%
Revlon Consumer Products Corp. (S)	9.750%	11/15/15	$1,170,000	$1,202,175

Specialty Retail 0.32%
Staples, Inc.	9.750	01/15/14	1,870,000	2,286,488
Toys R Us Property Company I LLC (S)	8.500	12/01/17	570,000	575,700

Textiles, Apparel & Luxury Goods 0.18%
Burlington Coat Factory Warehouse Corp.	11.125	04/15/14	1,600,000	1,628,000

Consumer Staples 4.15%				36,882,494

Beverages 0.73%
Anheuser-Busch InBev Worldwide, Inc.	5.375	01/15/20	1,005,000	1,055,352
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	1,655,000	1,705,138
SABMiller PLC (S)	6.500	07/15/18	1,775,000	1,975,619
SABMiller PLC (S)	5.500	08/15/13	1,580,000	1,707,275

Food & Staples Retailing 0.37%
CVS Caremark Corp. (6.302% to 6-1-12 then 3 month
LIBOR + 206.5 bps)	6.302	06/01/37	3,635,000	3,326,025

Food Products 1.53%
B&G Foods, Inc.	7.625	01/15/18	770,000	777,700
Bumble Bee Foods LLC (S)	7.750	12/15/15	765,000	766,912
Bunge Ltd. Finance Corp.	8.500	06/15/19	890,000	1,036,894
Bunge Ltd. Finance Corp.	5.350	04/15/14	2,100,000	2,208,072
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	840,000	823,200
Kraft Foods, Inc.	6.000	02/11/13	2,760,000	3,047,109
Kraft Foods, Inc.	5.375	02/10/20	2,725,000	2,819,244
Smithfield Foods, Inc. (S)	10.000	07/15/14	1,195,000	1,293,588
Tyson Foods, Inc.	10.500	03/01/14	705,000	819,563

Household Products 0.23%
Yankee Acquisition Corp.	8.500	02/15/15	2,005,000	2,005,000

Personal Products 0.06%
JohnsonDiversey, Inc. (S)	8.250	11/15/19	545,000	561,350

Tobacco 1.23%
Alliance One International, Inc. (S)	10.000	07/15/16	1,560,000	1,622,400
Alliance One International, Inc.	8.500	05/15/12	890,000	903,350
Altria Group, Inc.	8.500	11/10/13	3,245,000	3,811,807
Philip Morris International, Inc.	5.650	05/16/18	2,695,000	2,913,104
Reynolds American, Inc.	7.250	06/01/13	1,535,000	1,703,792

Energy 4.72%				42,014,853

Energy Equipment & Services 0.46%
Gibson Energy Holdings ULC (S)	10.000	01/15/18	990,000	965,250
NGPL Pipeco LLC (S)	7.119	12/15/17	2,025,000	2,303,832
Petrobras International Finance Company	5.750	01/20/20	860,000	867,483

Oil, Gas & Consumable Fuels 4.26%
Arch Coal, Inc. (S)	8.750	08/01/16	410,000	424,350
Buckeye Partners LP	5.125	07/01/17	1,260,000	1,261,681
Drummond Company, Inc.	7.375	02/15/16	1,855,000	1,729,787
Energy Transfer Partners LP	9.700	03/15/19	1,445,000	1,820,472
Energy Transfer Partners LP	8.500	04/15/14	1,450,000	1,697,103

3

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy (continued)
Enterprise Products Operating LLC (7.034% to 1-15-18
then greater of 3 month LIBOR + 268 bps or 7.034%)	7.034%	01/15/68	$1,860,000	$1,762,350
Enterprise Products Operating LLC (7.000% to 6-1-17 then
3 month LIBOR + 277.75 bps)	7.000	06/01/67	2,585,000	2,339,425
Gulf South Pipeline Company LP (S)	5.750	08/15/12	1,460,000	1,558,220
Kinder Morgan Energy Partners LP	9.000	02/01/19	1,430,000	1,805,608
Kinder Morgan Energy Partners LP	7.750	03/15/32	840,000	970,743
MarkWest Energy Partners LP, Series B	8.500	07/15/16	1,625,000	1,633,125
McMoRan Exploration Company	11.875	11/15/14	1,230,000	1,316,100
Motiva Enterprises LLC (S)	6.850	01/15/40	1,060,000	1,145,441
Niska Gas Storage US LLC (S)	8.875	03/15/18	1,515,000	1,515,000
NuStar Logistics LP	7.650	04/15/18	1,390,000	1,586,356
ONEOK Partners LP	6.150	10/01/16	2,220,000	2,401,143
Petro-Canada	6.050	05/15/18	1,415,000	1,531,326
Petroleos Mexicanos (S)	4.875	03/15/15	1,965,000	1,997,423
Regency Energy Partners LP (S)	9.375	06/01/16	1,225,000	1,292,375
Spectra Energy Capital LLC	6.200	04/15/18	1,440,000	1,566,390
Williams Partners LP	7.250	02/01/17	3,495,000	4,012,424
Woodside Finance, Ltd. (S)	4.500	11/10/14	2,430,000	2,511,446

Financials 23.03%				204,841,410

Commercial Banks 3.52%
Allfirst Preferred Capital Trust, (1.751% to 4-15-10 then 3
month LIBOR + 150 bps quarterly)	1.751	07/15/29	1,305,000	858,883
Australia & New Zealand Banking Group, Ltd. (S)	5.100	01/13/20	1,650,000	1,646,099
Bank of Nova Scotia	3.400	01/22/15	1,795,000	1,832,042
Barclays Bank PLC	5.125	01/08/20	2,605,000	2,557,816
BPCE SA (12.50% to 9-30-19 then 3 month LIBOR +
12.98%) (S)	12.500	08/29/49	1,239,000	1,461,400
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to 4-
15-15 then 3 month LIBOR + 249 bps quarterly) (S)	5.506	12/29/49	2,530,000	2,461,498
Credit Suisse New York	5.300	08/29/49	1,680,000	1,721,059
Lloyds TSB Group PLC (6.413% to 10-1-35 then 3 month
LIBOR + 149.5 bps quarterly) (S)	6.413	09/29/49	2,410,000	1,277,300
Mizuho Financial Group, Ltd.	8.375	01/29/49	1,110,000	1,111,388
Regions Financial Corp.	7.750	11/10/14	1,825,000	1,877,551
Santander Issuances S.A. (6.500% to 11-01-14 then 3
month LIBOR +392 bps) (S)	6.500	08/11/19	3,300,000	3,492,242
Silicon Valley Bank	6.050	06/01/17	2,335,000	2,211,418
Sovereign Capital Trust VI	7.908	06/13/36	1,840,000	1,713,160
Wachovia Bank NA	5.850	02/01/37	1,665,000	1,552,366
Wachovia Bank NA, Series BKNT	6.600	01/15/38	1,360,000	1,397,226
Wells Fargo Bank NA	5.750	05/16/16	1,805,000	1,890,541
Westpac Banking Corp.	4.875	11/19/19	2,275,000	2,245,769

Consumer Finance 1.65%
American Express Company	7.000	03/19/18	1,995,000	2,237,907
American Express Credit Company, Series C	7.300	08/20/13	2,490,000	2,811,474
Capital One Financial Corp.	7.375	05/23/14	2,280,000	2,613,660
Discover Financial Services	10.250	07/15/19	2,400,000	2,839,978
Ford Motor Credit Company LLC	7.500	08/01/12	575,000	577,410
Nelnet, Inc. (7.400% to 9-1-11 then 3 month LIBOR +
337.5 bps)	7.400	09/29/36	2,595,000	1,935,535
SLM Corp., MTN	8.450	06/15/18	1,650,000	1,613,994

4

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)

Diversified Financial Services 10.80%
American Honda Finance Corp. (S)	7.625%	10/01/18	$2,750,000	$3,243,850
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	3,590,000	3,231,000
Bear Stearns Companies LLC	7.250	02/01/18	1,950,000	2,261,881
Beaver Valley Funding	9.000	06/01/17	3,286,000	3,606,878
Bosphorus Financial Services, Ltd. (P)(S)	2.050	02/15/12	1,330,000	1,273,601
Charles Schwab Corp.	4.950	06/01/14	1,475,000	1,584,607
Citigroup, Inc.	6.375	08/12/14	3,235,000	3,433,299
Citigroup, Inc.	6.125	11/21/17	2,925,000	2,958,769
Citigroup, Inc.	5.850	12/11/34	1,275,000	1,137,675
CME Group, Inc.	5.750	02/15/14	1,955,000	2,162,465
Crown Castle Towers LLC (S)	6.113	01/15/20	1,615,000	1,691,133
ERAC USA Finance Company (S)	6.375	10/15/17	1,730,000	1,893,931
ESI Tractebel Acquisition Corp., Series B	7.990	12/30/11	2,112,000	2,117,808
General Electric Capital Corp.	5.625	05/01/18	1,910,000	1,964,070
General Electric Capital Corp., MTN	6.000	08/07/19	1,340,000	1,401,983
Goldman Sachs Group, Inc.	7.500	02/15/19	2,030,000	2,323,325
Goldman Sachs Group, Inc.	6.750	10/01/37	1,830,000	1,774,304
Goldman Sachs Group, Inc.	5.125	01/15/15	3,045,000	3,216,784
GTP Towers Issuer LLC (S)	8.112	02/15/15	1,820,000	1,820,000
GTP Towers Issuer LLC (S)	4.436	02/15/15	1,955,000	1,979,690
Harley-Davidson Funding Corp. (S)	6.800	06/15/18	1,110,000	1,124,337
Harley-Davidson Funding Corp. (S)	5.750	12/15/14	1,085,000	1,128,829
Hyundai Capital Services (S)	6.000	05/05/15	1,615,000	1,719,967
Jefferies Group, Inc.	6.450	06/08/27	1,115,000	987,785
JPMorgan Chase & Company	6.000	01/15/18	3,260,000	3,530,792
JPMorgan Chase & Company	4.650	06/01/14	2,575,000	2,726,946
JPMorgan Chase & Company, Series 1 (7.900% to 4-30-
18 then 3 month LIBOR + 347 bps)	7.900	04/29/49	2,240,000	2,315,734
Macquarie Group, Ltd. (S)	7.300	08/01/14	1,085,000	1,196,464
Macquarie Group, Ltd. (S)	6.000	01/14/20	1,290,000	1,251,375
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,770,000	1,890,054
Merrill Lynch & Company, Inc.	6.875	04/25/18	2,825,000	2,976,558
Morgan Stanley (S)	10.090	05/03/17	8,215,000	4,238,988
Morgan Stanley	7.300	05/13/19	2,070,000	2,288,828
Morgan Stanley, Series F	6.625	04/01/18	3,230,000	3,436,665
Northern Trust Company	6.500	08/15/18	920,000	1,046,787
Northern Trust Corp.	4.625	05/01/14	1,600,000	1,724,181
PNC Funding Corp.	4.250	09/21/15	2,780,000	2,839,859
Rabobank Nederland NV (11.000% to 06-30-2019, then 3
month LIBOR +1086.75 bps) (S)	11.000	06/29/49	3,204,000	4,059,564
State Street Capital Trust IV (1.257% to 6-15-10 then 3
month LIBOR + 100 bps quarterly)	1.254	06/15/37	3,470,000	2,409,918
TD Ameritrade Holding Corp.	5.600	12/01/19	1,755,000	1,776,622
USB Realty Corp. (6.091% to 1-15-12 then 3 month
LIBOR +114.7 bps quarterly) (S)	6.091	12/29/49	2,900,000	2,229,375
Volvo Treasury AB (S)	5.950	04/01/15	2,215,000	2,273,994
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,800,000	1,791,000

Insurance 4.40%
Aflac, Inc.	8.500	05/15/19	1,455,000	1,719,314
Aflac, Inc.	6.900	12/17/39	930,000	929,385
AXA SA (6.379% to 12-13-46 then 3 month LIBOR
+ 225.6 bps) (S)	6.379	12/29/49	1,170,000	933,075

5

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
CNA Financial Corp.	7.350%	11/15/19	$1,280,000	$1,339,372
CNA Financial Corp.	6.500	08/15/16	1,315,000	1,356,052
Horace Mann Educators Corp.	6.850	04/15/16	1,425,000	1,444,565
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	2,635,000	2,252,925
Liberty Mutual Group, Inc. (S)	7.500	08/15/36	3,070,000	2,924,611
Liberty Mutual Group, Inc. (S)	7.300	06/15/14	2,330,000	2,470,546
Lincoln National Corp.	8.750	07/01/19	2,045,000	2,465,708
Lincoln National Corp. (6.050% to 4-20-17 then 3 month
LIBOR + 204 bps)	6.050	04/20/67	915,000	703,406
Massachusetts Mutual Life Insurance Company (S)	8.875	06/01/39	895,000	1,105,141
MetLife, Inc.	6.750	06/01/16	1,445,000	1,605,357
New York Life Insurance Company (S)	6.750	11/15/39	2,330,000	2,510,561
Progressive Corp. (6.700% to 6-1-17 then 3 month LIBOR
+ 201.75 bps)	6.700	06/15/37	1,225,000	1,137,976
Prudential Financial, Inc., Series D	5.150	01/15/13	2,550,000	2,714,888
Prudential Financial, Inc., MTN	7.375	06/15/19	885,000	1,017,630
QBE Insurance Group, Ltd. (S)	9.750	03/14/14	1,739,000	2,090,334
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	2,445,000	2,634,896
Unum Group	7.125	09/30/16	1,570,000	1,675,752
UnumProvident Finance Company PLC (S)	6.850	11/15/15	2,435,000	2,606,857
W.R. Berkley Corp.	5.600	05/15/15	1,460,000	1,515,557

Real Estate Investment Trusts 3.12%
AMB Property LP	6.625	12/01/19	1,965,000	2,007,682
Boston Properties LP	5.875	10/15/19	1,085,000	1,125,916
Brandywine Operating Partnership LP	7.500	05/15/15	1,390,000	1,471,390
Dexus Property Group (S)	7.125	10/15/14	1,985,000	2,115,361
Duke Realty LP	8.250	08/15/19	2,035,000	2,232,128
Health Care, Inc.	6.200	06/01/16	1,835,000	1,859,475
Healthcare Realty Trust, Inc.	8.125	05/01/11	1,340,000	1,420,195
Healthcare Realty Trust, Inc.	6.500	01/17/17	2,170,000	2,236,936
HRPT Properties Trust	6.650	01/15/18	1,070,000	1,056,603
Mack-Cali Realty Corp.	7.750	08/15/19	1,345,000	1,486,268
ProLogis	6.625	05/15/18	2,285,000	2,268,968
ProLogis	5.625	11/15/15	1,615,000	1,613,359
Simon Property Group LP	10.350	04/01/19	1,495,000	1,909,825
Simon Property Group LP	5.625	08/15/14	2,360,000	2,534,758
WEA Finance LLC (S)	6.750	09/02/19	1,180,000	1,265,163
WEA Finance LLC (S)	5.400	10/01/12	1,095,000	1,169,078

Health Care 1.21%				10,782,832

Health Care Equipment & Supplies 0.13%
Inverness Medical Innovations, Inc. (S)	7.875	02/01/16	1,225,000	1,188,250

Health Care Providers & Services 0.44%
Medco Health Solutions, Inc.	7.250	08/15/13	3,415,000	3,901,337

Life Sciences Tools & Services 0.28%
Life Technologies Corp.	6.000	03/01/20	1,480,000	1,525,901
Life Technologies Corp.	4.400	03/01/15	930,000	941,498

Pharmaceuticals 0.36%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	1,510,000	1,430,725
Watson Pharmaceuticals, Inc.	6.125	08/15/19	1,690,000	1,795,121

6

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials 4.97%				$44,171,238

Aerospace & Defense 0.53%
BE Aerospace, Inc.	8.500%	07/01/18	$1,150,000	1,204,625
Embraer Overseas, Ltd.	6.375	01/15/20	1,535,000	1,533,081
L-3 Communications Corp., Series B	6.375	10/15/15	1,925,000	1,956,281

Airlines 1.66%
Continental Airlines, Inc., Class B	8.307	04/02/18	1,157,622	1,076,589
Continental Airlines, Inc., Class C	7.033	06/15/11	552,029	538,228
Continental Airlines, Inc., Series 1991-1,+ Class A	6.545	02/02/19	579,254	580,702
Continental Airlines, Inc., Series 981A	6.648	09/15/17	705,222	684,066
Delta Air Lines, Inc. (S)	9.500	09/15/14	1,435,000	1,460,112
Delta Air Lines, Inc., Class G-1	6.718	01/02/23	1,618,699	1,473,016
Delta Air Lines, Inc., Series 2007-1 Class A	6.821	08/10/22	2,738,767	2,622,369
Northwest Airlines, Inc., Series 2002-1, Class G2	6.264	11/20/21	2,003,347	1,757,937
Northwest Airlines, Inc., Series 2007-1 Class A	7.027	11/01/19	1,629,295	1,450,073
United Air Lines, Inc.	10.400	11/01/16	795,000	840,713
United Air Lines, Inc. (S)	9.875	08/01/13	400,000	400,000
United Air Lines, Inc.	9.750	01/15/17	1,825,000	1,902,563

Building Materials 0.20%
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,800,000	1,791,000

Commercial Services & Supplies 0.04%
ACCO Brands Corp. (S)	10.625	03/15/15	315,000	342,405

Construction Materials 0.12%
Odebrecht Finance, Ltd. (S)	7.000	04/21/20	1,030,000	1,040,300

Electrical Equipment 0.08%
Coleman Cable, Inc. (S)	9.000	02/15/18	745,000	737,550

Industrial Conglomerates 0.41%
Hutchison Whampoa International, Ltd. (S)	5.750	09/11/19	1,675,000	1,719,052
Textron, Inc.	5.600	12/01/17	1,945,000	1,940,169

Machinery 0.45%
Altra Holdings, Inc. (S)	8.125	12/01/16	805,000	825,125
Case New Holland, Inc. (S)	7.750	09/01/13	1,345,000	1,351,725
Oshkosh Corp. (S)	8.500	03/01/20	195,000	195,000
Terex Corp.	10.875	06/01/16	1,050,000	1,147,125
Trimas Corp. (S)	9.750	12/15/17	465,000	467,325

Marine 0.21%
Navios Maritime Holdings, Inc.	9.500	12/15/14	1,850,000	1,831,500

Road & Rail 0.53%
CSX Corp.	5.500	08/01/13	2,035,000	2,216,398
Kansas City Southern de Mexico SA de CV	9.375	05/01/12	569,000	586,070
Kansas City Southern de Mexico SA de CV (S)	8.000	02/01/18	925,000	913,438
RailAmerica, Inc.	9.250	07/01/17	945,000	991,069

Trading Companies & Distributors 0.55%
GATX Corp.	8.750	05/15/14	2,375,000	2,742,232
United Rentals North America, Inc.	10.875	06/15/16	530,000	556,500
United Rentals North America, Inc.	7.000	02/15/14	1,770,000	1,575,300

Transportation Infrastructure 0.19%
CMA CGM SA (S)	7.250	02/01/13	2,690,000	1,721,600

7

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Information Technology 1.27%				$11,334,881

Electronic Equipment, Instruments & Components 0.58%
Amphenol Corp.	4.750%	11/15/14	$2,160,000	2,220,251
Tyco Electronics Group SA	6.550	10/01/17	970,000	1,067,480
Tyco Electronics Group SA	6.000	10/01/12	1,760,000	1,905,200

IT Services 0.26%
Equinix, Inc.	8.125	03/01/18	625,000	625,000
Fiserv, Inc.	6.800	11/20/17	1,505,000	1,702,411

Office Electronics 0.43%
Xerox Corp.	8.250	05/15/14	1,160,000	1,366,287
Xerox Corp.	6.750	02/01/17	2,204,000	2,448,252

Materials 4.66%				41,411,952

Chemicals 0.93%
American Pacific Corp.	9.000	02/01/15	2,160,000	2,133,000
Incitec Pivot Finance LLC (S)	6.000	12/10/19	1,370,000	1,362,558
Mosaic Company (S)	7.625	12/01/16	1,780,000	1,943,420
RPM International, Inc.	6.500	02/15/18	1,325,000	1,398,532
Sterling Chemicals, Inc.	10.250	04/01/15	1,490,000	1,437,850

Construction Materials 0.30%
CRH America, Inc.	8.125	07/15/18	1,930,000	2,281,542
Severstal Columbus LLC (S)	10.250	02/15/18	370,000	370,925

Containers & Packaging 0.37%
BWAY Corp. (S)	10.000	04/15/14	1,390,000	1,431,700
Graphic Packaging International, Inc.	9.500	06/15/17	690,000	724,500
Solo Cup Company	10.500	11/01/13	570,000	597,075
U.S. Corrugated, Inc.	10.000	06/12/13	605,000	517,275

Metals & Mining 2.05%
Allegheny Technologies, Inc.	9.375	06/01/19	1,205,000	1,416,061
ArcelorMittal	9.850	06/01/19	2,360,000	2,973,506
CII Carbon LLC (S)	11.125	11/15/15	1,835,000	1,830,412
Commercial Metals Company	7.350	08/15/18	1,295,000	1,362,208
Rio Tinto Alcan, Inc.	6.125	12/15/33	1,725,000	1,745,369
Rio Tinto Finance USA, Ltd.	8.950	05/01/14	1,455,000	1,765,571
Teck Resources, Ltd.	10.750	05/15/19	3,505,000	4,311,150
Vale Overseas, Ltd.	6.875	11/10/39	1,290,000	1,313,893
Vedanta Resources PLC (S)	8.750	01/15/14	1,445,000	1,524,475

Paper & Forest Products 1.01%
International Paper Company	9.375	05/15/19	1,650,000	2,060,373
International Paper Company	7.950	06/15/18	2,130,000	2,474,738
NewPage Corp.	11.375	12/31/14	540,000	515,700
PE Paper Escrow GmbH (S)	12.000	08/01/14	385,000	417,725
Verso Paper Holdings LLC, Series B	9.125	08/01/14	1,695,000	1,559,400
Westvaco Corp.	7.950	02/15/31	1,785,000	1,942,994

Telecommunication Services 2.73%				24,319,973

Capital Markets 0.05%
Inmarsat Finance PLC (S)	7.375	12/01/17	430,000	440,750

Diversified Telecommunication Services 1.52%
Axtel SAB de CV (S)	9.000	09/22/19	630,000	641,025
Cincinnati Bell, Inc.	8.375	01/15/14	1,565,000	1,576,737

8

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Telecommunication Services (continued)
Citizens Communications Company	6.250%	01/15/13	$2,032,000	$2,037,080
Intelsat Jackson Holdings, Ltd.	11.500	06/15/16	1,585,000	1,688,025
Level 3 Financing, Inc. (S)	10.000	02/01/18	310,000	284,425
Qwest Corp.	7.875	09/01/11	1,480,000	1,565,100
Telecom Italia Capital SA	6.175	06/18/14	1,405,000	1,530,499
Verizon Wireless Capital LLC	7.375	11/15/13	1,470,000	1,706,361
West Corp.	11.000	10/15/16	2,515,000	2,521,288

Wireless Telecommunication Services 1.16%
America Movil SAB de CV	5.750	01/15/15	1,595,000	1,741,330
American Tower Corp.	4.625	04/01/15	1,365,000	1,414,290
Crown Castle International Corp.	7.125	11/01/19	685,000	685,000
Digicel Group, Ltd. (S)	12.000	04/01/14	1,140,000	1,271,100
Digicel Group, Ltd. (S)	8.875	01/15/15	2,115,000	2,019,825
NII Capital Corp. (S)	10.000	08/15/16	940,000	1,019,900
NII Capital Corp. (S)	8.875	12/15/19	1,575,000	1,610,438
SBA Telecommunications, Inc. (S)	8.000	08/15/16	545,000	566,800

Utilities 5.62%				49,959,340

Electric Utilities 2.97%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	1,160,000	1,169,032
Aquila, Inc.	11.875	07/01/12	1,615,000	1,886,312
BVPS II Funding Corp.	8.890	06/01/17	2,038,000	2,283,515
Commonwealth Edison Company	6.150	09/15/17	855,000	947,559
Commonwealth Edison Company	5.800	03/15/18	2,995,000	3,250,168
Delmarva Power & Light Company	6.400	12/01/13	1,310,000	1,487,908
Duke Energy Corp.	6.300	02/01/14	1,465,000	1,635,059
FirstEnergy Solutions Corp.	4.800	02/15/15	1,495,000	1,558,905
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	2,395,000	2,599,504
ITC Holdings Corp. (S)	5.875	09/30/16	745,000	787,821
ITC Holdings Corp. (S)	5.500	01/15/20	1,670,000	1,709,080
Monongahela Power Company (S)	7.950	12/15/13	2,080,000	2,400,293
PNPP II Funding Corp.	9.120	05/30/16	944,000	1,042,875
Texas Competitive Electric Holdings Company LLC,
Series A	10.250	11/01/15	2,305,000	1,722,757
Waterford 3 Funding Corp.	8.090	01/02/17	1,885,317	1,910,146

Gas Utilities 0.39%
DCP Midstream LLC (S)	9.750	03/15/19	1,705,000	2,160,486
EQT Corp.	8.125	06/01/19	1,080,000	1,292,442

Independent Power Producers & Energy Traders 0.58%
AES Eastern Energy LP, Series 1999-A	9.000	01/02/17	3,049,137	3,113,931
Ipalco Enterprises, Inc.	8.625	11/14/11	1,405,000	1,457,687
Listrindo Capital BV (S)	9.250	01/29/15	560,000	576,699

Multi-Utilities 1.28%
CMS Energy Corp.	6.250	02/01/20	1,925,000	1,884,196
DTE Energy Company	7.625	05/15/14	1,310,000	1,508,595
PG&E Corp.	5.750	04/01/14	1,565,000	1,723,115
Sempra Energy	8.900	11/15/13	1,415,000	1,698,545
Sempra Energy	6.500	06/01/16	1,745,000	1,953,850
Teco Finance, Inc.	7.000	05/01/12	1,166,000	1,266,252
Teco Finance, Inc.	6.572	11/01/17	1,304,000	1,386,713

9

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Utilities (continued)

Water Utilities 0.40%
Indiantown Cogeneration LP, Series A-9	9.260%	12/15/10	$363,223	$370,197
Midwest Generation LLC, Series B	8.560	01/02/16	2,265,754	2,316,734
Salton Sea Funding Corp. , Series F	7.475	11/30/18	777,856	858,964

Convertible Bonds 0.18%				$1,580,938
(Cost $930,000)

Industrials 0.18%				1,580,938

Airlines 0.14%
US Airways Group, Inc.	7.250	05/15/14	680,000	1,232,500

Machinery 0.04%
Terex Corp.	4.000	06/01/15	250,000	348,438

U.S. Government & Agency Obligations 18.01%				$160,170,440
(Cost $157,697,579)

U.S. Government 3.14%				27,949,281
U.S. Treasury Bond	4.375	11/15/39	2,120,000	2,066,339
U.S. Treasury Notes,
Note	3.625	02/15/20	12,420,000	12,452,988
Note	2.625	12/31/14	3,275,000	3,338,198
Note	2.375	02/28/15	8,430,000	8,466,249
Note	2.250	01/31/15	1,625,000	1,625,507

U.S. Government Agency 14.87%				132,221,159
Federal Home Loan Bank	5.375	05/18/16	1,960,000	2,209,996
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf, IO	5.000	07/01/35	2,897,117	3,020,697
15 Yr Pass Thru Ctf, IO	4.500	01/15/25	4,104,307	500,212
30 Yr Pass Thru Ctf, IO	6.000	10/15/39	4,166,242	817,521
Federal National Mortgage Association,
15 Yr Pass Thru Ctf	3.000	10/29/14	2,605,000	2,626,614
30 Yr Pass Thru Ctf	5.500	05/01/35	16,611,751	17,608,456
30 Yr Pass Thru Ctf (P)	5.299	12/01/38	3,225,381	3,400,761
30 Yr Pass Thru Ctf (P)	5.230	12/01/38	1,892,019	1,994,898
30 Yr Pass Thru Ctf (C)	5.000	TBA	30,840,000	31,989,271
30 Yr Pass Thru Ctf	5.000	11/01/33	3,628,550	3,784,464
30 Yr Pass Thru Ctf, IO	5.000	06/25/39	12,399,408	2,326,005
30 Yr Pass Thru Ctf (P)	4.898	12/01/38	2,606,567	2,748,299
30 Yr Pass Thru Ctf, IO	4.500	04/25/38	5,866,577	1,082,432
30 Yr Pass Thru Ctf	4.000	06/01/24	28,774,100	29,429,384
30 Yr Pass Thru Ctf	4.000	07/01/24	18,219,600	18,634,522
30 Yr Pass Thru Ctf, IO	4.000	08/25/27	6,755,000	1,154,683
Note	2.050	01/28/13	4,500,000	4,513,878
Note	1.875	10/29/12	4,360,000	4,379,066

10

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

Term Loans 0.24%				$2,139,121
(Cost $2,217,284)

		Maturity	Par value
Issuer	Rate	date		Value

Consumer Discretionary 0.14%				1,269,121

Hotels, Restaurants & Leisure 0.14%
East Valley Tourist Development Authority	12.000%	08/06/12	$787,218	629,774
Greektown Holdings LLC (T)	0.000	09/30/10	60,605	60,605
Greektown Holdings LLC (T)	0.000	09/30/10	575,863	578,742

Financials 0.10%				$870,000

Real Estate Management & Development 0.10%
Realogy Corp.	13.500	10/16/17	800,000	870,000

Collateralized Mortgage Obligations 15.28%				$135,956,096
(Cost $155,519,692)

American Home Mortgage Assets
Series 2006-6, Class A1A (P)	0.418	12/25/46	2,491,374	1,286,048
Series 2006-6, Class XP IO	2.698	12/25/46	32,007,280	1,400,318
Series 2007-5, Class XP IO	2.971	06/25/47	31,650,248	1,701,201
American Home Mortgage Investment Trust
Series 2007-1, Class GIOP IO	2.078	05/25/47	27,273,520	1,602,319
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	2,875,000	3,018,750
Series 2007-1A, Class D (S)	5.957	04/15/37	3,175,000	3,333,750
Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4 (P)	5.889	07/10/44	5,260,000	4,993,097
Banc of America Funding Corp.
Series 2006-B, Class 6A1 (P)	5.827	03/20/36	2,827,161	1,962,824
Series 2007-E, Class 4A1 (P)	5.709	07/20/47	1,740,992	1,142,137
Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	3.177	04/25/35	1,159,919	69,367
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	2,480,000	832,075
Bear Stearns Mortgage Funding Trust
Series 2006-AR1, Class 2A1 (P)	0.448	08/25/36	1,595,094	810,192
Chaseflex Trust
Series 2005-2, Class 4A1	5.000	05/25/20	1,985,061	1,794,619
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.727	03/15/49	3,350,000	3,503,733
Citigroup Mortgage Loan Trust, Inc.
Series 2005-10, Class 1A5A (P)	5.718	12/25/35	2,013,589	1,368,058
Series 2005-5, Class 2A3	5.000	08/25/35	1,213,455	1,157,712
Citigroup/Deutsche Bank Commercial Mortgage
Trust
Series 2005-CD1, Class C (P)	5.224	07/15/44	1,030,000	588,261
Series 2007-CD5, Class A4 (P)	5.886	11/15/44	5,590,000	5,361,643
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.816	12/10/49	5,295,000	5,140,799
ContiMortgage Home Equity Loan Trust
Series 1995-2 Class A-5	8.100	08/15/25	190,361	175,798

11

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-11CB, Class 3A1	6.500%	05/25/36	$4,985	$5,046
First Horizon Alternative Mortgage Securities
Series 2006-RE1, Class A1	5.500	05/25/35	2,977,236	2,242,231
Series 2004-AA5, Class B1 (P)	2.635	12/25/34	1,172,709	91,888
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class F (S)	7.050	05/15/37	780,000	797,827
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C2, Class B (P)	5.500	05/10/40	7,495,000	7,440,140
GMAC Mortgage Corp. Loan Trust
Series 2006-AR1, Class 2A1 (P)	5.578	04/19/36	1,908,186	1,472,772
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A3 (P)	0.508	06/25/45	529,162	161,724
Series 2005-AR4, Class 4A2 (P)	0.588	10/25/45	2,404,900	630,100
Series 2006-AR1, Class A2A (P)	0.598	02/25/36	3,830,970	1,148,801
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class C (P)	5.554	03/10/39	1,810,000	479,012
Series 2007-GG9, Class F (P)	5.633	03/10/39	995,000	174,168
Series 2007-GG9, Class A4	5.444	03/10/39	4,670,000	4,436,534
GSR Mortgage Loan Trust
Series 2004-9, Class B1 (P)	3.904	08/25/34	1,659,218	648,040
Series 2006-AR1, Class 3A1 (P)	5.343	01/25/36	4,354,465	3,619,369
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.551	08/19/45	15,433,702	626,608
Series 2005-16, Class 2A1B (P)	0.558	01/19/36	1,441,600	405,410
Series 2005-8, Class 1X IO	2.422	09/19/35	23,636,606	923,305
Series 2006-SB1, Class A1A (P)	1.330	12/19/36	2,871,247	1,192,265
Series 2007-3, Class ES IO	0.350	05/19/47	52,244,426	423,180
Series 2007-4, Class ES IO	0.350	07/19/47	56,242,771	455,566
Series 2007-6, Class ES IO (S)	0.342	08/19/37	41,479,903	335,987
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	1,155,662	168,713
Series 2005-AR18, Class 1X IO	2.421	10/25/36	38,050,944	1,308,952
Series 2005-AR18, Class 2X IO	2.150	10/25/36	64,325,010	2,289,970
Series 2005-AR5, Class B1 (P)	4.114	05/25/35	1,626,754	55,258
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	3,635,000	3,264,957
Series 2005-LDP4, Class B (P)	5.129	10/15/42	1,646,000	1,100,592
Series 2007-CB18, Class A4	5.440	06/12/47	4,610,000	4,330,211
Series 2006-LDP7, Class A4 (P)	5.874	04/15/45	3,345,000	3,383,629
JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.758	01/25/37	3,424,243	643,220
Series 2005-S2, Class 2A16	6.500	09/25/35	1,941,916	1,742,869
Series 2005-S3, Class 2A2	5.500	01/25/21	2,202,281	2,100,528
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3 (P)	5.866	09/15/45	4,685,000	4,460,381
Series 2006-C4, Class A4 (P)	5.882	06/15/38	3,950,000	3,956,224
Series 2007-C2, Class A3	5.430	02/15/40	4,910,000	4,575,917

12

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Merrill Lynch/Countrywide Commercial Mortgage
Trust
Series 2006-2, Class A4 (P)	5.909%	06/12/46	$4,535,000	$4,683,685
MLCC Mortgage Investors, Inc.
Series 2007-3, Class M1 (P)	5.921	09/25/37	1,564,443	724,451
Series 2007-3, Class M2 (P)	5.921	09/25/37	584,796	243,722
Series 2007-3, Class M3 (P)	5.921	09/25/37	414,858	145,323
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	4,605,000	4,219,981
Series 2007-IQ15, Class A4 (P)	5.880	06/11/49	3,050,000	2,838,384
Series 2005-HQ7, Class A4 (P)	5.207	11/14/42	3,065,000	3,151,116
Series 2005-IQ10, Class A4A (P)	5.230	09/15/42	2,680,000	2,765,992
Series 2006-IQ12, Class E (P)	5.538	12/15/43	2,430,000	570,850
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	4.005	05/25/35	1,557,843	436,247
Residential Accredit Loans, Inc.
Series 2005-QA12, Class NB5 (P)	5.942	12/25/35	2,044,597	1,243,102
Series 2005-QO4, Class X IO	2.557	12/25/45	42,300,623	1,560,893
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	3.332	03/25/33	2,153,133	1,031,531
Washington Mutual, Inc.
Series 2005-AR13, Class X IO	1.771	10/25/45	140,048,402	3,585,239
Series 2005-AR19, Class B1 (P)	0.928	12/25/45	2,333,301	293,512
Series 2006-AR4, Class 1A1B (P)	1.410	05/25/46	2,578,818	765,752
Series 2005-6, Class 1CB	6.500	08/25/35	1,300,499	933,108
Series 2005-AR13, Class B1 (P)	0.828	10/25/45	4,003,260	442,529
Series 2005-AR6, Class B1 (P)	0.828	04/25/45	4,492,562	665,867
Series 2007-OA5, Class 1XPP IO	0.796	06/25/47	141,966,891	1,508,398
Series 2007-OA6, Class 1XPP IO	0.730	07/25/47	82,714,414	749,599
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR15, Class A3 (P)	5.571	10/25/36	3,600,595	1,062,720

Asset Backed Securities 3.53%				$31,400,766
(Cost $36,189,179)

Bank of America Auto Trust,
Series 2009-1A, Class A4 (S)	3.520	06/15/16	2,525,000	2,638,336
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3 (P)	0.578	02/28/41	2,277,479	1,831,511
BMW Vehicle Lease Trust,
Series 2009-1, Class A4	3.660	08/15/13	2,855,000	2,958,918
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5 (P)	0.288	10/25/36	876,580	748,953
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2 (P)	0.409	06/25/36	3,714,191	3,104,557
DB Master Finance LLC,
Series 2006-1, Class-A2 (S)	5.779	06/20/31	4,605,000	4,484,165
Series 2006-1, Class-M1 (S)	8.285	06/20/31	1,065,000	916,933
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04/25/37	3,715,000	2,972,000
Series 2007-1, Class A2 (S)	5.261	04/25/37	3,180,000	2,823,375

13

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Asset Backed Securities (continued)
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2 (S)	5.290%	03/25/16	$3,090,000	$3,202,767
Lehman XS Trust,
Series 2005-5N, Class 3A2 (P)	0.588	11/25/35	2,735,369	987,078
Series 2005-7N, Class 1A1B (P)	0.528	12/25/35	3,190,178	1,004,415
Series 2006-2N, Class 1A2 (P)	0.568	02/25/46	6,163,344	1,301,164
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3	4.499	08/25/35	664,550	651,917
Series 2005-2, Class AF4	4.934	08/25/35	2,365,000	1,774,677

			Shares	Value

Preferred Stocks 0.64%				$5,728,786
(Cost $5,992,202)

Consumer Staples 0.19%				1,681,993

Food & Staples Retailing 0.19%
Ocean Spray Cranberries, Inc. , Series A, 6.250% (S)			23,250	1,681,993

Financials 0.25%				2,241,206

Diversified Financial Services 0.25%
Bank of America Corp., 8.625%			89,220	2,241,206

Telecommunication Services 0.20%				1,805,587

Wireless Telecommunication Services 0.20%
Telephone & Data Systems, Inc., Series A, 7.600%			72,953	1,805,587

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 5.71%				$50,800,000
(Cost $50,800,000)

U.S. Government Agency 5.71%				50,800,000
Federal Home Loan Bank Discount Notes	0.060%	03/01/10	$50,800,000	50,800,000

Total investments (Cost $913,391,621)† 102.82%				$914,574,159

Other assets and liabilities, net (2.82%)				($25,090,767)

Total net assets 100.00%				$889,483,392

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

BKNT Bank Note

MTN Medium Term Note

PIK Paid in Kind

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

TBA To be announced.

(C) Security purchased on a forward commitment.

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

14

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $183,198,139 or 20.55% of the Fund's net assets as of February 28, 2010.

(T) All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $913,733,968. Net unrealized appreciation aggregated $840,191, of which $57,560,827 related to appreciated investment securities and $56,720,636 related to depreciated investment securities.

15

Notes to the Schedule of Investments (Unaudited)

Security Valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments in Securities	02/28/10	Price	Inputs	Inputs
Corporate Bonds	$526,798,012	—	$521,229,737	$5,568,275
Convertible Bonds	1,580,938	—	1,580,938	—
U.S. Government & Agency Obligations	160,170,440	—	158,515,545	1,654,895
Term Loans	2,139,121	—	2,139,121	—
Collateralized Mortgage Obligations	135,956,096	—	117,484,561	18,471,535
Asset Backed Securities	31,400,766	—	28,428,766	2,972,000
Preferred Stocks
Consumer Staples	1,681,993	—	1,681,993	—
Financials	2,241,206	$2,241,206	—	—
Telecommunication Services	1,805,587	1,805,587	—	—
Short-Term Investments	50,800,000	—	50,800,000	—
Total Investments in Securities	$914,574,159	$4,046,793	$881,860,661	$28,666,705
Other Financial Instruments	($267,287)	(33,446)	($233,841)	—
Totals	$914,306,872	$4,013,347	$881,626,820	$28,666,705

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		U.S.
		Government	Collateralized	Asset
	Corporate	& Agency	Mortgage	Backed
	Bonds	Obligations	Obligations	Securities	Totals
Balance as of 5-31-09	$3,073,250	-	$18,353,377	$1,414,600	$22,841,227
Accrued discounts/
Premiums	993	-	-	1,077	2,070
Realized gain (loss)	-		3,552,432	-	3,552,432
Change in unrealized gain (loss)	663,282	-	9,450,897	1,166,323	11,280,502
Net purchases (sales)	1,820,000	1,654,895	(11,260,579)	390,000	(7,395,684)
Net transfers in and/out of
Level 3	10,750	-	(1,624,592)	-	(1,613,842)
Balance as of 02-28-10	$5,568,275	$1,654,895	$18,471,535	$2,972,000	$28,666,705

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in

16

similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (NYSE). The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time that the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Derivative instruments

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.

During the period ended February 28, 2010, the Fund used futures to manage duration of the portfolio. The following table summarizes the contracts held at February 28, 2010. The range of futures contracts notional amounts held by the Fund during the period ended February 28, 2010 was $6 million to $29.3 million.

17

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
U.S. Treasury 30-Year
Bond Futures	50	Long	Jun 2010	$5,884,375	$72,125
U.S. Treasury 5-Year
Note Futures	136	Short	Jun 2010	(15,767,500)	(105,571)
Total					($33,446)

Credit Default Swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agrees to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

During the period ended February 28, 2010, the Fund used CDS as a Seller of protection to take a long position in the  exposure to the reference credit and enhance potential gain.

During the period ended February 28, 2010, the Fund held credit default swaps with a total USD notional amount as represented below.

				Notional	Pay /
		Implied		Amount/	Receive
Counter-	Reference	Credit		Exposure	Fixed	Maturity	Unrealized	Market
party	Obligation	Spread	Currency	Purchased	Rate	Date	Depreciation	Value
The Goodyear
Bank of	Tire & Rubber
America	Company	3.638%	USD	5,000,000	1.51%	Jun 2012	($233,841)	($233,841)

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2010 by risk category:

	Financial Instruments	Asset Derivatives	Liability Derivatives
	Location	Fair Value	Fair Value
Interest rate contracts	Futures	$72,125†	($105,571)†
Credit contracts	Credit default swaps	-	($233,841)
Total		$72,125	($339,412)

† Reflects cumulative appreciation/depreciation on futures.

For more information on regarding the Fund’s use of derivatives, please refer to the Fund’s prospectus, semi-annual and annual reports.

18

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

19

210Q3 2/10
4/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2010

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 19, 2010